UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Capital, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, New York  10017

13F File Number:  28-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

 /s/ Karen M. Blanchard     New York, NY/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $1,169,072 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103    87145  1645494 SH       SOLE                  1645494        0        0
ARCH CAP GROUP LTD             ORD              g0450a105    79853   805048 SH       SOLE                   805048        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133t103    62901  2772198 SH       SOLE                  2772198        0        0
COMCAST CORP NEW               CL A SPL         20030n200   103567  4460241 SH       SOLE                  4460241        0        0
FISERV INC                     COM              337738108   160297  2555756 SH       SOLE                  2555756        0        0
GOOGLE INC                     CL A             38259p508    68883   117396 SH       SOLE                   117396        0        0
HEWLETT PACKARD CO             COM              428236103    68240  1665618 SH       SOLE                  1665618        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540r409   102141  1108665 SH       SOLE                  1108665        0        0
MASTERCARD INC                 CL A             57636q104   118664   471412 SH       SOLE                   471412        0        0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104    94993  3416999 SH       SOLE                  3416999        0        0
US BANCORP DEL                 COM NEW          902973304    78315  2963104 SH       SOLE                  2963104        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911k102   119112  2391325 SH       SOLE                  2391325        0        0
WILEY JOHN & SONS INC          CL A             968223206    24961   490969 SH       SOLE                   490969        0        0